Loans To Customers - Summary of Loans To Customers (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Loans to customers	¥ 102,290,974	¥ 111,508,669
Credit insurance
Disclosure of financial assets [line items]
Loans to customers	10,008,000	23,462,000
Credit insurance | Ping an group [Member]
Disclosure of financial assets [line items]
Loans to customers	¥ 1,285,000	¥ 12,852,000